Employees' Retirement and Defined Contribution Plans - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Apr. 27, 2013	Apr. 28, 2012	Apr. 30, 2011
Pension and Other Postretirement Benefit Plans [Line Items]
Pension expense	$ 2,836	$ 1,970	$ 2,558
Company contributions, employee benefit expenses	15,902	15,273	14,212
Company contributions for postretirement plan	$ 0	$ 150	$ 150